Fees Summary	Nov. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 698,639,093
Previously Paid Amount
Total Fee Amount	96,482.06
Total Offset Amount
Net Fee	$ 96,482.06